Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid, which we refer to as CAP, and certain financial performance of our company and peers. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with our performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”
Pay Versus Performance
					Value of Initial Fixed $100 Investment Based on:
Year(1)	Summary Compensation Table Total for PEO(2) ($)	Compensation Actually Paid to PEO(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Upwork Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(6) ($)	Net Loss(7) ($)	Company- Selected Measure: Compensation Program Revenue(8) ($)
2022	8,474,727	(25,586,673)	4,573,989	(3,208,186)	98	108	(89,885,000)	618,318,000
2021	34,909,304	29,693,025	2,116,323	1,991,129	320	178	(56,240,000)	470,925,703
2020	848,412	25,983,464	2,441,919	4,223,757	324	140	(22,867,000)	344,924,258
(1)
Hayden Brown served as our principal executive officer, which we refer to as our PEO, for the entirety of 2020, 2021 and 2022, and our non-PEO named executive officers, which we refer to as our Non-PEO NEOs, for the applicable years were as follows: (i) for 2022: Eric Gilpin and Jeff McCombs; (ii) for 2021: Eric Gilpin and Jeff McCombs; and (iii) 2020: Eric Gilpin, Jeff McCombs, and Brian Kinion.

(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our Non-PEO NEOs.

(3)
Amounts reported in this column represent CAP to Hayden Brown as our PEO in the indicated fiscal years, as calculated per Item 402(v) of Regulation S-K. Such calculations are based on Ms. Brown’s total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our applicable Annual Report on Form 10-K and the footnotes to the Summary Compensation Table that appears in our applicable definitive proxy statement. The dollar amounts do not reflect the actual amount of compensation the Company considers to be earned by or paid to Ms. Brown during the applicable year. There were no dividends paid and no changes to the value of pension benefits as we do not provide pension benefits.

PEO
		2020 ($)	2021 ($)	2022 ($)
Summary Compensation Table—Total Compensation	(a)	848,412	34,909,304	8,474,727
Subtract Amounts Reported Under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	(b)	—	(33,406,652)	(7,455,075)
Add Fair Value of Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, Determined as of Applicable Fiscal Year End	(c)	—	23,631,900	3,178,100
Add/Subtract Awards Granted During Prior Fiscal Years that were Outstanding and Unvested as of Applicable Fiscal Year End, Determined Based on Change in Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	(d)	22,547,000	(190,309)	(25,451,923)
Add Fair Value of Awards Granted During Applicable Fiscal Year that Vested as of Applicable Fiscal Year End, Determined as of Applicable Vesting Date	(e)	69,150	319,445	748,542
Add/Subtract Awards Granted During Prior Fiscal Years that Vested During Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year End to Vesting Date	(f)	2,518,902	4,429,337	(5,081,044)
Subtract Fair Value of Awards Granted During Prior Fiscal Years that were Forfeited During Applicable Fiscal Year, Determined as of Prior Fiscal Year End	(g)	—	—	—
Compensation Actually Paid		25,983,464	29,693,025	(25,586,673)
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)
Represents the aggregate grant date fair value of the stock awards and option awards granted to Hayden Brown during the indicated fiscal year, computed in accordance with FASB ASC 718. Amounts shown are the amounts reported in the Summary Compensation Table.

(c)
Represents the aggregate fair value as of the indicated fiscal year-end of Hayden Brown’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards granted in prior fiscal years and held by Hayden Brown as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.

(e)
Represents the aggregate fair value at vesting of the option and stock awards that both were granted to Hayden Brown and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by Hayden Brown that was granted in a prior fiscal year and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of Hayden Brown’s stock awards and option awards that were granted in a prior fiscal year and failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

(4)
Amounts reported in this column represent the average CAP to our Non-PEO NEOs in the indicated fiscal year, as calculated per Item 402(v) of Regulation S-K. Such calculations are based on the average total compensation for such Non-PEO NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below. In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our applicable Annual Report on Form 10-K and the footnotes to the Summary Compensation Table that appears in our applicable definitive proxy statement. The dollar amounts do not reflect the actual amount of compensation the Company considers to be earned by or paid to our Non-PEO NEOs during the applicable year. There were no dividends paid and no changes to the value of pension benefits as we do not provide pension benefits.

Non-PEO NEO Average*
		2020 ($)	2021 ($)	2022 ($)
Summary Compensation Table—Total Compensation	(a)	2,441,919	2,116,323	4,573,989
Subtract Amounts Reported Under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	(b)	(1,931,376)	(1,126,933)	(3,836,932)
Add Fair Value of Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, Determined as of Applicable Fiscal Year End	(c)	4,164,286	579,986	538,543
Add/Subtract Awards Granted During Prior Fiscal Years that were Outstanding and Unvested as of Applicable Fiscal Year End, Determined Based on Change in Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	(d)	467,619	62,360	507,769
Add Fair Value of Awards Granted During Applicable Fiscal Year that Vested as of Applicable Fiscal Year End, Determined as of Applicable Vesting Date	(e)	158,029	124,483	345,331
Add/Subtract Awards Granted During Prior Fiscal Years that Vested During Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year End to Vesting Date	(f)	178,525	359,630	(1,988,433)
Subtract Fair Value of Awards Granted During Prior Fiscal Years that were Forfeited During Applicable Fiscal Year, Determined as of Prior Fiscal Year End	(g)	(1,255,245)	—	(2,332,916)
Compensation Actually Paid		4,223,757	1,991,129	(3,208,186)
*	Please see footnote 1 above for the Non-PEO NEOs included in the average for each indicated fiscal year.
(a)	Represents the average Total Compensation as reported in the Summary Compensation Table for the Non-PEO NEOs in the indicated fiscal year.
(b)
Represents the average aggregate grant date fair value of the stock awards and option awards granted to the Non-PEO NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718. Amounts shown are the amounts reported in the Summary Compensation Table.

(c)
Represents the average aggregate fair value as of the indicated fiscal year-end of the Non-PEO NEOs’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards granted in prior fiscal years and held by the Non-PEO NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.

(e)
Represents the average aggregate fair value at vesting of the stock awards and option awards that were both granted to the Non-PEO NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the Non-PEO NEOs that was granted in a prior fiscal year and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the Non-PEO NEOs’ stock awards and option awards that were granted in a prior fiscal year and failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718. On September 21, 2022, we entered into the McCombs Transition Agreement with Non-PEO NEO Jeff McCombs, and Mr. McCombs’s last day of employment was December 31, 2022. Accordingly, we determined that Mr. McCombs’s awards that were forfeited in connection with his departure on December 31, 2022 were not outstanding at fiscal year end and are therefore included in this calculation row.

(5)
Pursuant to rules of the SEC, the comparison assumes $100 was invested in our common stock on December 31, 2019, using the closing stock price of the end of the last day that was prior to the beginning of our fiscal year 2020. Historic stock price performance is not necessarily indicative of future stock price performance. There were no dividends or other earnings paid in the covered fiscal years.

(6)
The TSR Peer Group consists of the Nasdaq 100 Technology Index which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. This column assumes $100 was invested in this peer group on December 31, 2019 (same period as used for footnote 5 above).

(7)	The amounts shown in this column are also included in our audited financial statements.
(8)
Our compensation committee determined Compensation Program Revenue to be the most important financial performance measure used to link company performance to CAP to our PEO and Non-PEO NEOs for 2022 because, in its view, it was most consistent with our near-term objective of driving revenue growth. Compensation Program Revenue achievement was the sole driver of payouts under our 2022 Performance Bonus Plan and was the sole performance metric underlying the PSUs granted to our PEO and Non-PEO NEOs in 2022. Compensation Program Revenue is not a financial measure prepared in accordance with GAAP. For more information on how we compute this non-GAAP financial measure and a reconciliation to the most directly comparable financial measure prepared in accordance with GAAP, please refer to “Appendix B: Reconciliation of Non-GAAP Financial Measures” in this Proxy Statement.

Company Selected Measure Name	Compensation Program Revenue
Named Executive Officers, Footnote [Text Block]
(1)
Hayden Brown served as our principal executive officer, which we refer to as our PEO, for the entirety of 2020, 2021 and 2022, and our non-PEO named executive officers, which we refer to as our Non-PEO NEOs, for the applicable years were as follows: (i) for 2022: Eric Gilpin and Jeff McCombs; (ii) for 2021: Eric Gilpin and Jeff McCombs; and (iii) 2020: Eric Gilpin, Jeff McCombs, and Brian Kinion.

Peer Group Issuers, Footnote [Text Block]
(6)
The TSR Peer Group consists of the Nasdaq 100 Technology Index which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. This column assumes $100 was invested in this peer group on December 31, 2019 (same period as used for footnote 5 above).

PEO Total Compensation Amount	$ 8,474,727	$ 34,909,304	$ 848,412
PEO Actually Paid Compensation Amount	$ (25,586,673)	29,693,025	25,983,464
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Amounts reported in this column represent CAP to Hayden Brown as our PEO in the indicated fiscal years, as calculated per Item 402(v) of Regulation S-K. Such calculations are based on Ms. Brown’s total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our applicable Annual Report on Form 10-K and the footnotes to the Summary Compensation Table that appears in our applicable definitive proxy statement. The dollar amounts do not reflect the actual amount of compensation the Company considers to be earned by or paid to Ms. Brown during the applicable year. There were no dividends paid and no changes to the value of pension benefits as we do not provide pension benefits.

PEO
		2020 ($)	2021 ($)	2022 ($)
Summary Compensation Table—Total Compensation	(a)	848,412	34,909,304	8,474,727
Subtract Amounts Reported Under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	(b)	—	(33,406,652)	(7,455,075)
Add Fair Value of Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, Determined as of Applicable Fiscal Year End	(c)	—	23,631,900	3,178,100
Add/Subtract Awards Granted During Prior Fiscal Years that were Outstanding and Unvested as of Applicable Fiscal Year End, Determined Based on Change in Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	(d)	22,547,000	(190,309)	(25,451,923)
Add Fair Value of Awards Granted During Applicable Fiscal Year that Vested as of Applicable Fiscal Year End, Determined as of Applicable Vesting Date	(e)	69,150	319,445	748,542
Add/Subtract Awards Granted During Prior Fiscal Years that Vested During Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year End to Vesting Date	(f)	2,518,902	4,429,337	(5,081,044)
Subtract Fair Value of Awards Granted During Prior Fiscal Years that were Forfeited During Applicable Fiscal Year, Determined as of Prior Fiscal Year End	(g)	—	—	—
Compensation Actually Paid		25,983,464	29,693,025	(25,586,673)
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)
Represents the aggregate grant date fair value of the stock awards and option awards granted to Hayden Brown during the indicated fiscal year, computed in accordance with FASB ASC 718. Amounts shown are the amounts reported in the Summary Compensation Table.

(c)
Represents the aggregate fair value as of the indicated fiscal year-end of Hayden Brown’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards granted in prior fiscal years and held by Hayden Brown as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.

(e)
Represents the aggregate fair value at vesting of the option and stock awards that both were granted to Hayden Brown and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by Hayden Brown that was granted in a prior fiscal year and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of Hayden Brown’s stock awards and option awards that were granted in a prior fiscal year and failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Non-PEO NEO Average Total Compensation Amount	$ 4,573,989	2,116,323	2,441,919
Non-PEO NEO Average Compensation Actually Paid Amount	$ (3,208,186)	1,991,129	4,223,757
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
Amounts reported in this column represent the average CAP to our Non-PEO NEOs in the indicated fiscal year, as calculated per Item 402(v) of Regulation S-K. Such calculations are based on the average total compensation for such Non-PEO NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below. In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our applicable Annual Report on Form 10-K and the footnotes to the Summary Compensation Table that appears in our applicable definitive proxy statement. The dollar amounts do not reflect the actual amount of compensation the Company considers to be earned by or paid to our Non-PEO NEOs during the applicable year. There were no dividends paid and no changes to the value of pension benefits as we do not provide pension benefits.

Non-PEO NEO Average*
		2020 ($)	2021 ($)	2022 ($)
Summary Compensation Table—Total Compensation	(a)	2,441,919	2,116,323	4,573,989
Subtract Amounts Reported Under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	(b)	(1,931,376)	(1,126,933)	(3,836,932)
Add Fair Value of Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, Determined as of Applicable Fiscal Year End	(c)	4,164,286	579,986	538,543
Add/Subtract Awards Granted During Prior Fiscal Years that were Outstanding and Unvested as of Applicable Fiscal Year End, Determined Based on Change in Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	(d)	467,619	62,360	507,769
Add Fair Value of Awards Granted During Applicable Fiscal Year that Vested as of Applicable Fiscal Year End, Determined as of Applicable Vesting Date	(e)	158,029	124,483	345,331
Add/Subtract Awards Granted During Prior Fiscal Years that Vested During Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year End to Vesting Date	(f)	178,525	359,630	(1,988,433)
Subtract Fair Value of Awards Granted During Prior Fiscal Years that were Forfeited During Applicable Fiscal Year, Determined as of Prior Fiscal Year End	(g)	(1,255,245)	—	(2,332,916)
Compensation Actually Paid		4,223,757	1,991,129	(3,208,186)
*	Please see footnote 1 above for the Non-PEO NEOs included in the average for each indicated fiscal year.
(a)	Represents the average Total Compensation as reported in the Summary Compensation Table for the Non-PEO NEOs in the indicated fiscal year.
(b)
Represents the average aggregate grant date fair value of the stock awards and option awards granted to the Non-PEO NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718. Amounts shown are the amounts reported in the Summary Compensation Table.

(c)
Represents the average aggregate fair value as of the indicated fiscal year-end of the Non-PEO NEOs’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards granted in prior fiscal years and held by the Non-PEO NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.

(e)
Represents the average aggregate fair value at vesting of the stock awards and option awards that were both granted to the Non-PEO NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the Non-PEO NEOs that was granted in a prior fiscal year and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the Non-PEO NEOs’ stock awards and option awards that were granted in a prior fiscal year and failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718. On September 21, 2022, we entered into the McCombs Transition Agreement with Non-PEO NEO Jeff McCombs, and Mr. McCombs’s last day of employment was December 31, 2022. Accordingly, we determined that Mr. McCombs’s awards that were forfeited in connection with his departure on December 31, 2022 were not outstanding at fiscal year end and are therefore included in this calculation row.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Below are graphs showing the relationship of CAP to our PEO and Non-PEO NEOs for our fiscal years 2020, 2021 and 2022 to (1) TSR of both our common stock and the Nasdaq 100 Technology Index, (2) our net loss, and (3) our Compensation Program Revenue (as described in footnote 8 above).

Compensation Actually Paid vs. Net Income [Text Block]
Below are graphs showing the relationship of CAP to our PEO and Non-PEO NEOs for our fiscal years 2020, 2021 and 2022 to (1) TSR of both our common stock and the Nasdaq 100 Technology Index, (2) our net loss, and (3) our Compensation Program Revenue (as described in footnote 8 above).

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Below are graphs showing the relationship of CAP to our PEO and Non-PEO NEOs for our fiscal years 2020, 2021 and 2022 to (1) TSR of both our common stock and the Nasdaq 100 Technology Index, (2) our net loss, and (3) our Compensation Program Revenue (as described in footnote 8 above).

Total Shareholder Return Vs Peer Group [Text Block]
Below are graphs showing the relationship of CAP to our PEO and Non-PEO NEOs for our fiscal years 2020, 2021 and 2022 to (1) TSR of both our common stock and the Nasdaq 100 Technology Index, (2) our net loss, and (3) our Compensation Program Revenue (as described in footnote 8 above).

Tabular List [Table Text Block]
Tabular List of Financial Performance Measures for 2022
The following table contains the most important financial measures used to link CAP, for the year ended December 31, 2022, to the Company’s performance. No other financial performance metrics were used by us to link CAP to our PEO or Non-PEO NEOs in 2022 to company performance.

Most Important Financial Performance Measures for 2022
Compensation Program Revenue(1)
Annual enterprise revenue quota (with respect to Mr. Gilpin)(2)
Annual enterprise bookings quota (with respect to Mr. Gilpin)(2)
(1)
Compensation Program Revenue is the primary financial performance metric used to link CAP to our PEO and Non-PEO NEOs in 2022 to company performance. Compensation Program Revenue achievement was the sole driver of payouts under our 2022 Performance Bonus Plan and was the sole performance metric underlying the PSUs granted to our PEO and Non-PEO NEOs in 2022.

(2)	Mr. Gilpin’s annual cash incentive under the sales compensation plan for performance in 2022 paid out based on achievement of annual enterprise revenue quota and annual enterprise bookings quota.

Total Shareholder Return Amount	$ 98	320	324
Peer Group Total Shareholder Return Amount	108	178	140
Net Income (Loss)	$ (89,885,000)	$ (56,240,000)	$ (22,867,000)
Company Selected Measure Amount	618,318,000	470,925,703	344,924,258
PEO Name	Hayden Brown	Hayden Brown	Hayden Brown
Additional 402(v) Disclosure [Text Block]
Relationship Between Pay and Performance
CAP, as calculated per Item 402(v) of Regulation S-K, reflects cash compensation actually paid as well as adjusted values to unvested and vested equity awards during the years shown in the table based on year-end or vesting date stock prices, various accounting valuation assumptions, and projected performance modifiers. Due to how CAP is calculated, the CAP as reported for each year does not reflect the actual amounts earned by our NEOs from their equity awards. CAP generally fluctuates annually due to the change in our stock price from year to year as well as varying levels of actual achievement of performance goals.
Because CAP does not reflect the actual amount of compensation earned by our PEO and Non-PEO NEOs, we do not use this measure for understanding how NEO pay aligns with our performance. For a discussion of how our compensation committee assessed “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as stockholder value creation each year, see “Compensation Discussion and Analysis” in this Proxy Statement and in our definitive proxy statements filed with the SEC on April 20, 2021 and April 19, 2022.

Dividends paid	$ 0	$ 0	$ 0
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Compensation Program Revenue
Non-GAAP Measure Description [Text Block]
(8)
Our compensation committee determined Compensation Program Revenue to be the most important financial performance measure used to link company performance to CAP to our PEO and Non-PEO NEOs for 2022 because, in its view, it was most consistent with our near-term objective of driving revenue growth. Compensation Program Revenue achievement was the sole driver of payouts under our 2022 Performance Bonus Plan and was the sole performance metric underlying the PSUs granted to our PEO and Non-PEO NEOs in 2022. Compensation Program Revenue is not a financial measure prepared in accordance with GAAP. For more information on how we compute this non-GAAP financial measure and a reconciliation to the most directly comparable financial measure prepared in accordance with GAAP, please refer to “Appendix B: Reconciliation of Non-GAAP Financial Measures” in this Proxy Statement.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Annual enterprise revenue quota (with respect to Mr. Gilpin)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Annual enterprise bookings quota (with respect to Mr. Gilpin)
PEO [Member] | Amounts Reported Under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,455,075)	(33,406,652)	0
PEO [Member] | Fair Value of Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, Determined as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,178,100	23,631,900	0
PEO [Member] | Awards Granted During Prior Fiscal Years that were Outstanding and Unvested as of Applicable Fiscal Year End, Determined Based on Change in Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(25,451,923)	(190,309)	22,547,000
PEO [Member] | Fair Value of Awards Granted During Applicable Fiscal Year that Vested as of Applicable Fiscal Year End, Determined as of Applicable Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	748,542	319,445	69,150
PEO [Member] | Awards Granted During Prior Fiscal Years that Vested During Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,081,044)	4,429,337	2,518,902
PEO [Member] | Fair Value of Awards Granted During Prior Fiscal Years that were Forfeited During Applicable Fiscal Year, Determined as of Prior Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Amounts Reported Under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,836,932)	(1,126,933)	(1,931,376)
Non-PEO NEO [Member] | Fair Value of Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, Determined as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	538,543	579,986	4,164,286
Non-PEO NEO [Member] | Awards Granted During Prior Fiscal Years that were Outstanding and Unvested as of Applicable Fiscal Year End, Determined Based on Change in Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	507,769	62,360	467,619
Non-PEO NEO [Member] | Fair Value of Awards Granted During Applicable Fiscal Year that Vested as of Applicable Fiscal Year End, Determined as of Applicable Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	345,331	124,483	158,029
Non-PEO NEO [Member] | Awards Granted During Prior Fiscal Years that Vested During Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,988,433)	359,630	178,525
Non-PEO NEO [Member] | Fair Value of Awards Granted During Prior Fiscal Years that were Forfeited During Applicable Fiscal Year, Determined as of Prior Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,332,916)	$ 0	$ (1,255,245)